Segment, Geographic and Other Revenue Information - Long-Lived Assets By Geographic Region (Detail) - USD ($) $ in Millions		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[2]	$ 13,318	[1],[3]	$ 13,766	[1],[3]	$ 11,762
United States [Member}
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[2]	6,649		7,072		5,575
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[2],[4]	4,228		4,376		4,606
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[2],[5]	643		660		617
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[2]	$ 1,797		$ 1,658		$ 963

[1]	Amounts may not add due to rounding.
[2]	Reflects legacy Medivation and legacy Anacor amounts in 2016, commencing on the Medivation acquisition date, September 28, 2016, and Anacor acquisition date, June 24, 2016. Reflects legacy Hospira amounts in 2016 and 2015 commencing on the Hospira acquisition date, September 3, 2015.
[3]	The decrease in total property, plant and equipment is primarily due to depreciation, the reclassification of $457 million to Assets held for sale (see Note 2B) and, to a lesser extent, impairments and the impact of foreign exchange, partially offset by capital additions.
[4]	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland.
[5]	Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand. Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Africa, Eastern Europe, Central Europe, the Middle East and Turkey.